Share-based payments - Rollforward of outstanding shares (Details)		12 Months Ended
	Jan. 01, 2019 EquityInstruments	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares
Performance Shares
Share-based payment
Balance at beginning of year	83,143,531	83,143,531	60,516,243	43,417,550
Granted		31,979,747	36,943,251	29,983,190
Forfeited		(4,964,055)	(4,146,246)	(2,589,904)
Vested		(18,933,700)	(10,169,717)	(10,294,593)
Balance at end of year		91,225,523	83,143,531	60,516,243
Weighted average grant date fair value (EUR per share) | € / shares		€ 4.02	€ 4.39	€ 5.08
Performance Share Plan of 2016
Share-based payment
Balance at end of year	25,706,652
Restricted Shares
Share-based payment
Balance at beginning of year	3,582,048	3,582,048	5,568,702	5,969,537
Granted		2,060,342	1,479,350	2,366,008
Forfeited		(451,540)	(1,431,215)	(807,556)
Vested	(388,914)	(1,915,675)	(2,034,789)	(1,959,287)
Balance at end of year		3,275,175	3,582,048	5,568,702
Weighted average grant date fair value (EUR per share) | € / shares		€ 4.18	€ 4.47	€ 4.90